Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of revenues from contracts with customers
					Principal
					Investments -
	Capital	Wealth	Auction and	Financial	United Online and
	Markets	Management	Liquidation	Consulting	magicJack	Brands	Total
Revenues for the year ended December 31, 2020:
Corporate finance, consulting and investment banking fees	$255,023	$—	$—	$54,051	$—	$—	$309,074
Wealth and asset management fees	7,391	71,204	—	—	—	—	78,595
Commissions, fees and reimbursed expenses	48,416	—	50,035	36,855	—	—	135,306
Subscription services	—	—	—	—	72,666	—	72,666
Service contract revenues	—	—	13,066	—	—	—	13,066
Advertising, licensing and other (1)	—	—	25,663	—	14,472	16,458	56,593
Total revenues from contracts with customers	310,830	71,204	88,764	90,906	87,138	16,458	665,300

Interest income - Loans and securities lending	102,499	—	—	—	—	—	102,499
Trading gains on investments	125,247	804	—	—	—	—	126,051
Fair value adjustment on loans	(22,033)	—	—	—	—	—	(22,033)
Other	29,047	1,141	—	716	—	—	30,904
Total revenues	$545,590	$73,149	$88,764	$91,622	$87,138	$16,458	$902,721

(1) Includes sale of goods of $25,663 in Auction Liquidation and $3,472 in Principal Investments - United Online and magicJack.

Revenues for the year ended December 31, 2019:
Corporate finance, consulting and investment banking fees	$129,477	$2	$—	$37,471	$—	$—	$166,950
Wealth and asset management fees	18,421	64,357	—	—	—	—	82,778
Commissions, fees and reimbursed expenses	42,503	—	49,849	38,821	—	—	131,173
Subscription services	—	—	—	—	82,088	—	82,088
Service contract revenues	—	—	(31,553)	—	—	—	(31,553)
Advertising, licensing and other (1)	—	—	4,220	—	18,774	4,055	27,049
Total revenues from contracts with customers	190,401	64,359	22,516	76,292	100,862	4,055	458,485

Interest income - Loans and securities lending	77,221	—	—	—	—	—	77,221
Trading gains on investments	92,379	1,826	—	—	—	—	94,205
Fair value adjustment on loans	12,258	—	—	—	—	—	12,258
Other	9,229	714	—	—	—	—	9,943
Total revenues	$381,488	$66,899	$22,516	$76,292	$100,862	$4,055	$652,112

Revenues for the year ended December 31, 2018:
Corporate finance, consulting and investment banking fees	$105,259	$—	$—	$12,719	$—	$—	$117,978
Wealth and asset management fees	7,841	66,669	—	—	—	—	74,510
Commissions, fees and reimbursed expenses	44,235		36,250	38,705	—	—	119,190
Subscription services	—	—	—	—	42,887	—	42,887
Service contract revenues	—		18,673	—	—	—	18,673
Advertising, licensing and other (1)	—		63	—	11,347	—	11,410
Total revenues from contracts with customers	157,335	66,669	54,986	51,424	54,234	—	384,648

Interest income - Loans and securities lending	38,266	11	—	—	—	—	38,277
Trading losses on investments	(9,625)	1,621	—	—	—	—	(8,004)
Other	6,867	1,203	—	—	—	—	8,070
Total revenues	$192,843	$69,504	$54,986	$51,424	$54,234	$—	$422,991